Equity - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 18, 2023 Day	Jan. 01, 2022 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 shares	Jun. 30, 2023 USD ($) Day offering $ / shares shares	Jun. 30, 2022 $ / shares	Dec. 31, 2022 USD ($) Day offering $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 04, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)			20,000,000			20,000,000		20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.000001			$ 0.000001		$ 0.000001	$ 0.000001
Common stock, shares issued (in shares)			8,804,285			8,804,285		8,529,669	8,491,494
Common stock, shares outstanding (in shares)			8,804,285			8,804,285		8,529,669	8,491,494
Outstanding pre-funded warrants (in shares)								2,532,602	2,532,602
Exercise price (in dollars per share) | $ / shares								$ 0.000005
Percentage of outstanding stock per stockholder, maximum						9.99%
Percentage of outstanding stock per stockholder, upon notice, maximum						19.99%		19.99%
Notice period | Day						61		61
Preferred stock, shares authorized (in shares)			5,000,000			5,000,000		5,000,000	5,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.000001			$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock, shares issued (in shares)			0			0		0	0
Preferred stock, shares outstanding (in shares)			0			0		0	0
Options outstanding (in shares)			927,312			927,312		1,702,876	1,792,789
Options exercised (in shares)						0		7,300
Common stock issued upon exercise of options aggregate intrinsic value | $						$ 100		$ 100	$ 1,300
Weighted-average grant date fair value of options granted (in dollars per share) | $ / shares						$ 2.55	$ 7.35	$ 4.75	$ 31.85
Unrecognized stock-based compensation cost (in dollars per share) | $			$ 1,600			$ 1,600		$ 13,400
Unrecognized stock-based compensation cost, weighted-average period recognized (in years)						1 year 10 months 17 days		2 years 1 month 24 days
Proceeds from ESPP | $			$ 4	$ 63				$ 82	$ 372
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)			8,529,669			8,529,669
Options outstanding (in shares)								1,702,877
Options exercised (in shares)									24,985
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock per stockholder, upon notice, maximum	19.99%
Notice period | Day	61
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of common stock that may be issued (in shares)								2,681,671
Shares of common stock reserved for issuance percentage								4.00%
Number of additional shares authorized (in shares)		442,490
Award expiration period (in years)								10 years
Shares available to be granted (in shares)								1,341,011	1,008,060
Equity Incentive Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)								0
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised (in shares)					7,300	7,300		7,300	24,986
Issuance of shares under Employee Stock Purchase Plan (in shares)			2,616	15,176				25,925	10,349
Common stock | Pre Funded Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon the exercise of pre-funded warrants (in shares)			236,000
Pre Funded Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding pre-funded warrants (in shares)			2,296,602			2,296,602		2,532,602
Exercise price (in dollars per share) | $ / shares			$ 0.000005			$ 0.000005
Percentage of outstanding stock per stockholder, maximum								9.99%
Shares issuable under 2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of shares under public offering (in dollars per share) | $ / shares								$ 4.15	$ 47.65
Issuance of shares under Employee Stock Purchase Plan (in shares)								15,176	4,594
Shares issuable under 2020 ESPP | 2020 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of shares under public offering (in dollars per share) | $ / shares								$ 1.8	$ 26.65
ESPP common stock reserved for issuance (in shares)			151,987			151,987		151,987
ESPP max contribution rate			15.00%			15.00%		15.00%
ESPP purchase price of common stock, percent of market price						85.00%		85.00%
ESPP number of offerings per year | offering						2		2
ESPP offering period						6 months		6 months
Issuance of shares under Employee Stock Purchase Plan (in shares)								10,749	5,755
Proceeds from ESPP | $								$ 100	$ 400
Equity Offering Sales Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum value | $										$ 40,000